Long-term debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt
Note 22 - Long-term debt

Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Hayfin Loan Facility	195.0	195.0
Syndicated Senior Secured Credit Facilities	270.0	270.0
New Bridge Revolving Credit Facility	30.0	25.0
$350 million Convertible bonds	350.0	350.0
PPL Delivery Financing	753.3	753.3
Keppel Delivery Financing	259.2	86.4
Principal Outstanding	1,857.5	1,679.7
Back end fees due to PPL and Keppel on Delivery of vessels.	42.8	33.8
Effective Interest rate adjustments on PPL and Keppel Delivery Financing	13.4	8.4
Deferred finance charges	(7.5)	(12.1)
Carrying Value	1,906.2	1,709.8

The scheduled maturities at December 31, 2020 of our principal debt are as follows:

(In $ millions)	December 31, 2020
2021	—
2022	578.7
2023	935.9
2024	170.1
2025	172.8
Total	1,857.5
Our Revolving and Term Loan Credit Facilities
Hayfin Loan Facility
On June 25, 2019, we entered into a $195 million senior secured term loan facility agreement with funds managed by Hayfin Capital Management LLP, as lenders, among others. Our wholly-owned subsidiary, Borr Midgard Assets Ltd., is the borrower under the Hayfin Facility, which is guaranteed by Borr Drilling Limited and secured by mortgages over three of our jack-up rigs, pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intra-group loans and management agreements from our related rig-owning subsidiaries. Our Hayfin Facility originally matured in June 2022 and bears interest at a rate of LIBOR plus a specified margin. The Hayfin Facility agreement includes a make-whole obligation if repaid during the first twelve months and, thereafter, a fee for early prepayment and final repayment. As of December 31, 2020 our Hayfin Facility was fully drawn. Following amendments to the loan agreements with conditions which were fulfilled in January 2021 the lenders agreed to defer the maturity date to January 2023.
Our Hayfin Facility agreement contains various financial covenants, including requirements that we maintain minimum liquidity equal to three months interest on the facility when the jack-up rigs providing security are not actively operating under an approved drilling contract (as defined in the Hayfin Facility agreement). In June 2020, Hayfin agreed to make certain amendments to the facility, including relaxing some restrictions related to transfer of cash within the ring fenced structure, and allowing the Company to utilize minimum liquidity equal to three months interest ($2.4 million at the time) in the Ring Fenced Entities to pay interest under the facility. The restricted cash was required to be replenished on January 1, 2021. Our Hayfin Facility agreement also contains a loan to value linked to minimum security value clause requiring that the market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount. The facility also contains various covenants which restrict distributions of cash from Borr Midgard Holding Ltd., Borr Midgard Assets Ltd. and our related rig-owning subsidiaries to us or our other subsidiaries and the management fees payable to Borr Midgard Assets Ltd.’s directly-owned subsidiaries. Our Hayfin Facility agreement also contains customary events of default which include any change of control, non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Hayfin Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders under our Hayfin Facility may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders under our Hayfin Facility may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. On December 30, 2020, the Company received waivers for certain covenants which were applicable both at December 31, 2020 and up to finalization of the 2021 Amendments (see note 32). As part of the amendments agreed in January 2021, the threshold of the minimum value to loan covenant was lowered from 175% to 140% in the Hayfin facility. Following these amendments being formalized in January 2021, the Company was in compliance with the requirements of the amended value to loan covenant.
As of December 31, 2020, “Saga”, “Skald” and “Thor” were pledged as collateral for the $195 million Hayfin loan facility. Total book value of the encumbered rigs was $379.1 million as of December 31, 2020. The terms of the Hayfin Loan Facility were subsequently amended, see note 32.
Syndicated Senior Secured Credit Facilities
On June 25, 2019, we entered into a $450 million senior secured credit facilities agreement with DNB Bank ASA, Danske Bank, Citibank N.A., Jersey Branch and Goldman Sachs Bank USA, as lenders, among others. The senior credit facilities (comprised a $230 million credit facility, $50 million newbuild facility (which was cancelled in 2020), $70 million for the issuance of guarantees and other trade finance instruments as required in the ordinary course of business and, a $100 million incremental facility), subject to transferring both secured rigs by the New Bridge Revolving Credit Facility (outlined below),(in total $450 million of commitments, or $400 million following the cancellation of the newbuild facility). This agreement was amended on September 12, 2019, when Clifford Capital Pte. Ltd. became a new lender with a commitment of $25 million and one rig as security was transferred from the New Bridge Revolving Credit Facility utilizing $50 million of the incremental facility. On December 23, 2019 certain financial covenants were amended and again in June 2020 when certain amortization payments due in 2021 were deferred and financial covenants amended as outlined below. Our obligations under our Syndicated facility is secured by mortgages over seven of our jack-up rigs and pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intra-group loans and management agreements from our related rig-owning subsidiaries. The terms of the facility allow for an additional jack-up rig, Odin, currently secured under the New Bridge Facility, to be transferred to our Syndicated Facility if there are incremental commitments from other financiers in the Syndicated Facility (in which case the New Bridge Facility would be repaid at that time). Our Syndicated Facility matures in June 2022 and bears interest at a rate of LIBOR plus a specified margin.

As of December 31, 2020, we had $270.0 million outstanding under our Syndicated Facility; in addition we have a $70 million guarantee line under the Syndicated Facility, of which $43.3 million has been utilized. As of December 31, 2020, there was $10 million undrawn under the facility which may only be drawn at the discretion of all lenders.
In June 2020, the lenders agreed to amend the terms of some of the covenants, and the dates of certain amortization payments which otherwise would have occurred in 2021 to occur on maturity in the second quarter of 2022. The agreements included requirements that we maintain a minimum book equity ratio until and including December 31, 2021, equal to or higher than 25%; and thereafter equal to or higher than 40%, a positive working capital balance, a debt service cover ratio in excess of 1.25 of our interest and related expenses from the start of 2022. Furthermore, the Company was given a requirement to maintain minimum liquidity equal to the greater of $5 million in cash until December 31, 2020; $10 million in cash from and including January 1, 2021, to and including June 30, 2021; $15 million in cash from and including July 1, 2021 to and including September 30, 2021; $20 million in cash from and including October, 1 2021, to and including December 31, 2021; and free liquidity including cash and undrawn revolving credit facilities of the higher of (i) $30 million and (ii) 3% of the aggregate of net interest bearing debt and certain funds in blocked accounts on or after January 1, 2022.
The Syndicated Facility agreement also contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants subjecting dividends to certain conditions which, if not met, would require the approval of our lenders prior to the distribution of any dividend; restrictions on the repurchase of our shares and restrictions on changing the general nature of our business. Furthermore, a change of control event occurs if Mr. Tor Olav Trøim ceases to serve on our board, or Mr. Tor Olav Trøim ceases to maintain ownership of at least six million shares (subject to adjustment for certain transactions). Our Syndicated Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Syndicated Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our Syndicated Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favourable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements. On December 30, 2020, the Company received waivers for certain covenants which were applicable both as at December 31, 2020 and up to the finalization of the 2021 Amendments (see note 32). As part of the amendments agreed in January 2021, the threshold of the minimum value to loan covenant was lowered from 175% to 140% in the Syndicated Loan Facility. Following these amendments being formalized in January 2021, the Company was in compliance with the requirements of the amended value to loan covenant.
As of December 31, 2020, “Frigg”, “Idun”, “Norve”, “Prospector 1”, “Prospector 5”, “Mist” and “Ran” were pledged as collateral for the Syndicated Senior Secured Credit Facilities. Total book value of the encumbered rigs was $602.8 million as of December 31, 2020. The terms of the Syndicated Senior Secured Credit Facility were subsequently amended, see note 32.
New Bridge Revolving Credit Facility
On June 25, 2019, we entered into a $100 million senior secured revolving loan facility agreement with DNB Bank ASA and Danske Bank, as lenders, secured by mortgages over two  of our jack-up rigs, assignments of intra-group loans, rig insurances and certain rig earnings and pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs. In connection with our utilization of the first incremental tranche under our Syndicated Facility in September 2019, the security over one of the rigs, “Ran”, was released and the facility amount was reduced to $50 million and $50 million was repaid and transferred into the Syndicated Senior Secured Credit Facilities. Our New Bridge Facility agreement was amended on October 30, 2019, when certain changes were made to the margin. On December 23, 2019 when certain financial covenants were amended, and some changes were made to the security documents in connection with an internal sale of the shares in a rig owner and again in June 2020 when certain amortization payments due in 2021 were deferred and financial covenants were further amended as outlined below.
Our New Bridge Facility originally matured in June 2022 and bears interest at a rate of LIBOR plus a variable margin. Following amendments to the loan agreement and conditions which were fulfilled in January 2021 the lenders agreed to defer the maturity date to January 2023. In the third quarter of 2019, the security over one of the rigs, “Ran”, was released and its loan of $50 million was repaid and transferred into the Syndicated Senior Secured Credit Facility as utilization of the “first incremental tranche” in the facility. As of December 31, 2020, $20 million remained undrawn under our New Bridge Facility, which may only be drawn with the consent of all of the lenders.
In June, 2020, the lenders agreed to change the dates of certain facility reductions which otherwise would have occurred in 2021 to occur on maturity and to amend the minimum liquidity covenant levels to: $5 million in cash until December 31, 2020; $10 million in cash from and including January 1, 2021, to and including June 30, 2021; $15 million in cash from and including July 1, 2021, to and including September 30, 2021; $20 million in cash from and including October 1, 2021 to and including December 31, 2021; and free liquidity including cash and undrawn revolving credit facilities of the higher of (i) $30 million and (ii) 3% of the aggregate of net interest bearing debt and ring fenced liquidity on or after January 1, 2022.
Our New Bridge Facility agreement also contains a loan to value clause requiring that the market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount and any undrawn and uncancelled part of the facility. The agreement also contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants requiring the approval of our lenders prior to the distribution of any dividends; and restrictions on the repurchase of our shares and restrictions on changing the general nature of our business. Furthermore, a change of control event occurs if Mr. Tor Olav Trøim is ceases to serve on our Board or Mr. Tor Olav Trøim ceases to maintain ownership of at least six million shares (subject to adjustment for certain transactions). Our New Bridge Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the New Bridge Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our New Bridge Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favorable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements. On December 30, 2020, the Company received waivers for certain covenants which were applicable both as at December 31, 2020 and up to the finalization of the 2021 Amendments (see note 32. As part of the amendments agreed in January 2021 (see note 32), the threshold of the minimum value to loan covenant was lowered from 175% to 140%% in the New Bridge Facility. Following these amendments being formalized in January 2021, the Company was in compliance with the requirements of the amended value to loan covenant.
As of December 31, 2020, “Odin” was pledged as collateral for the New Bridge Revolving Credit Facility. Total book value of the encumbered rig was $92.7 million as of December 31, 2020. The terms of the New Bridge Revolving Credit Facility were subsequently amended (see note 32).
Convertible Bonds
In May 2018 we raised $350.0 million through the issuance of our convertible bonds, which mature in 2023. The initial conversion price (which is subject to adjustment) is $33.4815 per share, for a total of 10,453,612 shares. The convertible bonds have a coupon of 3.875% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on our ability and the ability of our subsidiaries to incur secured capital markets indebtedness. The Company has entered into Call Spreads to mitigate potential effects of a conversion (see note 19).
As of December 31, 2020, we were in compliance with the covenants and our obligations under our convertible bonds.
Our Delivery Financing Arrangements
PPL Newbuild Financing
In October 2017, we agreed to acquire nine premium “Pacific Class 400” jack-up rigs from PPL (the “PPL Rigs”). We accepted delivery of all nine of the PPL Rigs as of December 31, 2020. In connection with delivery of the PPL Rigs, our rig-owning subsidiaries as buyers of the PPL Rigs agreed to accept delivery financing for a portion of the purchase price equal to $87.0 million per jack-up rig (the “PPL Financing”).
The PPL Financing for each PPL Rig is an interest-bearing secured seller's credit, with the borrower being either a rig owner in which case its obligations are guaranteed by the Company, or the borrower being the Company, with the rig owner as guarantor and provider of security in its assets. Each seller’s credit originally matured on the date falling 60 months from the delivery date of the respective PPL Rig (later amended in the January 2021 amendments). The PPL Financing bears interest at 3-month USD LIBOR plus a variable marginal rate. Interest accrues and is payable quarterly in arrears.
The PPL Financing is cross-collateralized and secured by a mortgage on such PPL Rig and an assignment of the insurances in respect of such PPL Rig. The PPL Financing also contains various covenants and the events of default include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the PPL Financing agreements or security documents, or jeopardize the security. In addition, each rig-owning subsidiary is subject to covenants which management considered to be customary in a transaction of this nature. In June 2020, a substantial amount of cash payments of interest was suspended in relation to these rigs for the period from the first quarter of 2020 to the fourth quarter of 2021, and accrued interest becomes payable in the first quarter of 2022, except for $1 million payable per quarter starting in the first quarter of 2020. Accrued, unpaid interest will be guaranteed by Borr IHC Limited, an intermediate holding company which was incorporated on June 29, 2020. Borr IHC Limited is a subsidiary of the Company and has acquired the shares in the Company’s other subsidiaries with the exception of Borr Jack-Up XVI. The security for the PPL Financing also includes share security over the owners of the rigs which were delivered by PPL with finance under the PPL Financing agreements.
As of December 31, 2020, we had $753.3 million of principal debt (2019: $753.3 million) of PPL Financing outstanding and were in compliance with the covenants and our obligations under the PPL Financing agreements.
As of December 31, 2020, Galar, Gerd, Gersemi, Grid, Gunnlod, Groa, Gyme, Natt and Njord were pledged as collateral for the PPL financing. Total book value for the encumbered rigs was $1,296.3 million as of December 31, 2020. The terms of the PPL Newbuild Financing were subsequently amended (see note 32).
Keppel Newbuild Financing
In May 2018, we agreed to acquire five premium KFELS B class jack-up rigs, three completed and two under construction from Keppel (the “Keppel H-Rigs”). As of December 31, 2020, two Keppel H-Rigs ("Huldra" and "Heidrun") remain to be delivered. In connection with delivery of the Keppel H-Rigs, Keppel has agreed to extend delivery financing for a portion of the purchase price equal to $90.9 million for the three delivered jack-up rigs and $77.7 million each for the two undelivered rigs "Huldra" and "Heidrun" (together to be referred to as the "H-Rig Financing"). Separately from the H-Rigs Financing described below, we may exercise an option to accept delivery financing from Keppel with respect to two ("Vale" and "Var") of the three additional newbuild jack-up rigs, acquired in connection with the Transocean Transaction (see note 32). We will, prior to delivery of each jack-up rig from Keppel, consider available alternatives to such financing.
In June 2020, we agreed to defer the delivery of two of the Keppel Rigs to the third quarter of 2022 and three of the newbuild jack-up rigs acquired in connection with the Transocean Transaction to 30 June 2022 (“Tivar”) and the third quarter of 2022 (“Vale” and “Var”). We have agreed to pay certain holding and other costs for each of the five rigs in respect of the period from the original delivery dates to the revised delivery date.
Payments of such costs fall due in quarterly installments from the first quarter of 2021 until delivery. In January 2021, we have agreed with Keppel to further postpone the deliveries to May ("Tivar"), July ("Vale"), and September ("Var"), October ("Huldra") and December ("Heidrun) 2023.
The H-Rig Keppel Financing for each Keppel Rig is an interest-bearing secured facility from the lender thereunder (an affiliate of Keppel), guaranteed by the Company which will be made available on delivery of each rig and matures on the date falling 60 months from the delivery date of each respective Keppel Rig (later amended in the January 2021 amendments).
The H-Rig Financing for each respective Keppel Rig will be secured by a mortgage on such Keppel Rig, assignments of earnings and insurances and a charge over the shares of the rig-owning subsidiary which holds each such Keppel Rig. The H-Rig Financing agreements also contain a loan to value clause requiring that the market value of our rigs shall at all times be at least 130% of the loan and also contains various covenants, including, among others, restrictions on incurring additional indebtedness. Each Keppel Financing agreement also contains events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Keppel Financing agreements or security documents, or jeopardize the security.
As of December 31, 2020, we had $259.2 million (2019: $86.4 million) in Keppel principal Financing outstanding and were in compliance with our covenants and obligations under the Keppel Financing agreements.
As of December 31, 2020, Hermod, Hild and Heimdal were pledged as collateral for the Keppel financing. Total book value for the encumbered rigs was $451.4 million as of December 31, 2020. The terms of the Keppel Newbuild Financing were subsequently amended, see note 32.
Interest
The average interest rate for all our interest-bearing debt was 4.93% for the year ended December 31, 2020 (2019: 6.17%). As of December 31, 2020, payment of $41.1 million of interest expenses and cost cover are extended and will fall due after 12 months as a result of modifications made to our debt agreements throughout 2020.